LOANS AND ALLOWANCE FOR CREDIT LOSSES - Financing receivable past due (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	$ 802,446	$ 763,239
Total Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	2,952	2,186
3059 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	227	240
6089 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	1,330	771
Greater Than 89 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	1,395	1,175
Loans Not Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	799,494	761,053
Residential real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	318,694	303,156
Residential real estate | Total Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	2,252	1,487
Residential real estate | 6089 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	1,260	564
Residential real estate | Greater Than 89 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	992	923
Residential real estate | Loans Not Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	316,442	301,669
HELOCs
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	17,092	15,526
HELOCs | Total Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans		157
HELOCs | 3059 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans		149
HELOCs | Greater Than 89 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans		8
HELOCs | Loans Not Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	17,092	15,369
Commercial real estate
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	370,380	349,369
Commercial real estate | Total Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	328	289
Commercial real estate | 6089 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans		114
Commercial real estate | Greater Than 89 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	328	175
Commercial real estate | Loans Not Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	370,052	349,080
Commercial and industrial
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	32,582	39,596
Commercial and industrial | Loans Not Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	32,582	39,596
Consumer
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	63,698	55,592
Consumer | Total Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	372	253
Consumer | 3059 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	227	91
Consumer | 6089 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	70	93
Consumer | Greater Than 89 Days Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	75	69
Consumer | Loans Not Past Due
LOANS AND ALLOWANCE FOR CREDIT LOSSES
Total gross loans	$ 63,326	$ 55,339